Summary of Significant Accounting Policies (Change in Accounting Policies) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Aug. 02, 2015	May. 03, 2015	Feb. 01, 2015	Nov. 02, 2014	Aug. 03, 2014	Apr. 27, 2014	Jan. 26, 2014	Oct. 27, 2013	Aug. 02, 2015	Aug. 03, 2014	Jul. 28, 2013	Jul. 30, 2012
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of products sold									$ 5,300	$ 5,297	$ 4,967
Marketing and selling expenses									884	929	879
Administrative expenses									601	576	561
Research and development expenses									117	122	95
Restructuring Charges									102	55	47
Earnings before interest and taxes									1,054	1,267	1,474
Earnings before taxes									949	1,148	1,349
Taxes on earnings									283	374	415
Earnings from continuing operations					$ 119	$ 209	$ 248	$ 209	666	774	934
Net earnings									666	855	703
Net earnings attributable to Campbell Soup Company	$ 17	$ 179	$ 222	$ 248	$ 119	$ 209	$ 338	$ 200	$ 666	$ 866	$ 712
Earnings (loss) from continuing operations, per basic share					$ 0.38	$ 0.67	$ 0.79	$ 0.67	$ 2.13	$ 2.50	$ 3.00
Earnings per share, basic	$ 0.05	$ 0.58	$ 0.71	$ 0.79	0.38	0.67	1.08	0.64	2.13	2.76	2.27
Earnings (loss) from continuing operations, per diluted share					0.38	0.66	0.78	0.66	2.13	2.48	2.97
Earnings per share, diluted	$ 0.05	$ 0.57	$ 0.71	$ 0.78	$ 0.38	$ 0.66	$ 1.07	$ 0.63	$ 2.13	$ 2.74	$ 2.25
Foreign currency translation adjustments, before tax									$ (312)	$ (5)	$ (90)
Net actuarial gain (loss) arising during the period, before tax									0	0	0
Reclassification of net actuarial loss included in net earnings, before tax									0	0	0
Total Pension and Other Postretirement Benefit amortization included in net earnings, tax expense (benefit)									1	1	1
Other comprehensive income (loss), tax (expense) benefit									(6)	(7)	5
Inventories	$ 995				$ 1,014				995	1,014
Other current assets	198				183				198	183
Earnings retained in the business	1,754				1,483				1,754	1,483
Accumulated other comprehensive income (loss)	(168)				145				(168)	145
Pension and other postretirement benefit expense / (income)									118	58	(307)
Deferred income taxes									(49)	38	(31)
Other noncash income (expense)									21	9	29
Increase (decrease) in inventories									(18)	(80)	(103)
Net cash provided by operating activities									1,182	899	1,019
Scenario, Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of products sold									5,277	5,370	5,140
Marketing and selling expenses									878	935	947
Administrative expenses									593	573	677
Research and development expenses									113	121	128
Restructuring Charges											51
Earnings before interest and taxes									1,095	1,192	1,080
Earnings before taxes									990	1,073	955
Taxes on earnings									299	347	275
Earnings from continuing operations					137	$ 184	$ 235	$ 181		726	680
Net earnings									691	807	449
Net earnings attributable to Campbell Soup Company	$ 68	$ 182	$ 207	$ 234	$ 137	$ 184	$ 325	$ 172	$ 691	$ 818	$ 458
Earnings (loss) from continuing operations, per basic share					$ 0.44	$ 0.59	$ 0.75	$ 0.58		$ 2.35	$ 2.19
Earnings per share, basic	$ 0.22	$ 0.59	$ 0.66	$ 0.75	0.44	0.59	1.04	0.55	$ 2.21	2.61	1.46
Earnings (loss) from continuing operations, per diluted share					0.43	0.58	0.74	0.57		2.33	2.17
Earnings per share, diluted	$ 0.22	$ 0.58	$ 0.66	$ 0.74	$ 0.43	$ 0.58	$ 1.03	$ 0.54	$ 2.21	$ 2.59	$ 1.44
Foreign currency translation adjustments, before tax									$ (324)	$ (12)	$ (95)
Net actuarial gain (loss) arising during the period, before tax									(124)	(55)	322
Reclassification of net actuarial loss included in net earnings, before tax									98	113	124
Total Pension and Other Postretirement Benefit amortization included in net earnings, tax expense (benefit)									12	(19)	(157)
Inventories	$ 993				$ 1,016				993	1,016
Other current assets	199				182				199	182
Earnings retained in the business	2,494				2,198				2,494	2,198
Accumulated other comprehensive income (loss)	(909)				(569)				(909)	(569)
Pension and other postretirement benefit expense / (income)									0	0	0
Deferred income taxes									(33)	11	(171)
Other noncash income (expense)									94	118	155
Increase (decrease) in inventories									(14)	(56)	(146)
Net cash provided by operating activities									1,182	899	1,019
Restatement Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of products sold									23	(73)	(173)
Marketing and selling expenses									6	(6)	(68)
Administrative expenses									8	3	(116)
Research and development expenses									4	1	(33)
Restructuring Charges											(4)
Earnings before interest and taxes									(41)	75	394
Earnings before taxes									(41)	75	394
Taxes on earnings									(16)	27	140
Earnings from continuing operations										48	254
Net earnings									(25)	48	254
Net earnings attributable to Campbell Soup Company									$ (25)	$ 48	$ 254
Earnings (loss) from continuing operations, per basic share										$ 0.15	$ 0.81
Earnings per share, basic									$ (0.08)	0.15	0.81
Earnings (loss) from continuing operations, per diluted share										0.15	0.80
Earnings per share, diluted									$ (0.08)	$ 0.15	$ 0.81
Foreign currency translation adjustments, before tax									$ 12	$ 7	$ 5
Net actuarial gain (loss) arising during the period, before tax									124	55	(322)
Reclassification of net actuarial loss included in net earnings, before tax									(98)	(113)	(124)
Total Pension and Other Postretirement Benefit amortization included in net earnings, tax expense (benefit)									(11)	20	158
Inventories	2				(2)				2	(2)		$ 16
Other current assets	(1)				1				(1)	1		(5)
Earnings retained in the business	(740)				(715)				(740)	(715)		(1,017)
Accumulated other comprehensive income (loss)	$ 741				$ 714				741	714		$ 1,028
Pension and other postretirement benefit expense / (income)									118	58	(307)
Deferred income taxes									(16)	27	140
Other noncash income (expense)									(73)	(109)	(126)
Increase (decrease) in inventories									(4)	(24)	43
Net cash provided by operating activities									$ 0	$ 0	$ 0